Capital Stock (Details) - $ / shares	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025
Capital Stock [Line Items]
Preferred stock, par value		$ 0.0001
Preferred stock, shares authorized		10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	39,000,000	50,000,000	39,000,000
Common stock, shares issued	6,322,279	10,000,000	6,322,279
Common stock, shares outstanding	6,322,254	10,000,000	6,322,254
Los Altos Ventures Corp. [Member]
Capital Stock [Line Items]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	10,000,000	10,000,000
Common stock, shares outstanding	10,000,000	10,000,000